Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
9.	Property, plant and equipment

A continuity of property, plant and equipment for the year ended March 31, 2018 is as follows:

COST
	Balance at			Disposal of		Balance at
	April 1,		Additions from	consolidated	Transfers/	March 31,
	2017	Additions	acquisitions	entity	disposals	2018
Computer equipment	$4,181	$1,219	$-	$(101)	$942	$6,241
Office/lab equipment	831	626	-	(16)	279	1,720
Furniture and fixtures	875	348	109	-	49	1,381
Production equipment	11,132	4,511	468	(2,619)	15,272	28,764
Leasehold improvements	17,155	338	-	-	4,989	22,482
Building and improvements	43,449	3,799	-	(5,066)	25,331	67,513
Greenhouse and improvements	3,528	106	-	-	461	4,095
Land and improvements	2,397	5,728	345	-	-	8,470
Warehouse equipment	-	138	-	-	29	167
Assets in process	19,302	201,509	5,164	-	(48,977)	176,998
Total	$102,850	$218,322	$6,086	$(7,802)	$(1,625)	$317,831

ACCUMULATED DEPRECIATION
	Balance at		Disposal of		Balance at
	April 1,		consolidated	Transfers/	March 31,
	2017	Depreciation	entity	disposals	2018
Computer equipment	$889	$1,043	$(31)	$(1)	$1,900
Office/lab equipment	82	404	(5)	(2)	479
Furniture and fixtures	82	137	-	(1)	218
Production equipment	1,038	2,539	(587)	(260)	2,730
Leasehold improvements	1,930	1,510	-	12	3,452
Building and improvements	2,182	2,920	(217)	(64)	4,821
Greenhouse and improvements	358	155	-	-	513
Land and improvements	19	11	-	-	30
Warehouse equipment	-	6	-	-	6
Total	6,580	8,725	(840)	(316)	14,149
Net book value	$96,270				$303,682

9.	Property, plant and equipment (continued)

During the year ended March 31, 2018, the assets in process additions were $201,509 of which $71,155, $64,813, and $43,847 related to the expansion or growing operations at both BC locations, Smiths Falls Ontario, and Niagara-on-the-Lake, respectively. The remaining $21,694 was for ongoing projects at the Company’s other subsidiaries.

On September 7, 2017, the Company acquired the parcel of land including an operational greenhouse adjacent to its current greenhouse facility in Niagara-on-the Lake. The purchase price of $8,865 was partially settled through the payment on closing of $6,000 cash and the issuance of 111,366 common shares with a value of $1,003. The balance will be paid through the issuance of common shares to a value of $2,000 calculated at the 5-day volume weighted average price (“VWAP”) on the earlier of the completion of the facility’s renovation and September 7, 2018. The value to be paid was discounted to arrive at the initial present value of the obligation of $1,862. The Company also capitalized $71 of acquisition costs. The newly acquired greenhouse is undergoing improvements and is recorded in assets in process.

A continuity of property, plant and equipment for the year ended March 31, 2017 is as follows:

COST
	Balance at				Balance at
	April 1,		Additions from	Transfers/	March 31,
	2016	Additions	acquisitions	disposals	2017
Computer equipment	$958	$886	$313	$2,024	$4,181
Office/lab equipment	935	536	408	(1,048)	831
Furniture and fixtures	2,428	1,343	26	(2,922)	875
Production equipment	1,543	1,668	3,789	4,132	11,132
Leasehold improvements	37,620	2,972	229	(23,666)	17,155
Building and improvements	136	6,551	12,449	24,313	43,449
Greenhouse and improvements	2,951	-	-	577	3,528
Land and improvements	723	420	1,000	254	2,397
Warehouse equipment	-	-	-	-	-
Assets in process	403	18,771	5,138	(5,010)	19,302
Total	47,697	33,147	23,352	(1,346)	102,850

ACCUMULATED DEPRECIATION
	Balance at			Balance at
	April 1,		Transfers/	March 31,
	2016	Depreciation	disposals	2017
Computer equipment	$255	$516	$118	$889
Office/lab equipment	157	266	(341)	82
Furniture and fixtures	223	356	(497)	82
Production equipment	139	279	620	1,038
Leasehold improvements	1,714	2,455	(2,239)	1,930
Building and improvements	14	156	2,012	2,182
Greenhouse and improvements	211	118	29	358
Land and improvements	-	-	19	19
Warehouse equipment	-	-	-	-
Total	2,713	4,146	(279)	6,580
Net book value	$44,984			$96,270

The $23,666 cost adjustment from leasehold improvements is largely due to improvements which were made to the facility in Smiths Falls Ontario which were transferred to building and improvements upon acquisition on January 13, 2017. On January 13, 2017, the Company acquired the 472,000 square foot property at 1 Hershey Drive that currently houses Canopy Growth’s headquarters and the Tweed production facilities for $7,163, including transaction costs of $179, from Tweed Hershey Drive Inc. (“Tweed Hershey”). Tweed Hershey was related through common ownership (the Company’s CEO and Chairman is a significant shareholder of Tweed Hershey). The purchase price was partially settled with the issuance of 94,397 of the Company’s common shares with a value of $858 and the rent deposit of $450. The shares were subject to a 4-month lockup. The remainder was paid in cash on closing. The portion of the facility that is not currently being used by the Company has been recorded in assets in process.

9.	Property, plant and equipment (continued)

Of the $1,346 net cost disposals/adjustments, $632 was transferred to intangibles as these amounts were composed of software. Refer to Note 11.

During the year ended March 31, 2017, the assets in process additions were $18,771 of which $15,997 related principally to the expansion or growing operations at Tweed in Smiths Falls Ontario.